 J   L   CPA & ASSOCIATES LLC    Edison Office: 1981 Lincoln Hwy, Edison, NJ  08817

                    Princeton Office: 225 Washington Rd, Princeton, NJ 08540

                   TEL: 732-398-8666  FAX: 732-902-6666

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the Upright Growth Fund

Upright Growth and Income Fund and Upright Assets Allocation Plus Fund

In planning and performing our audit of the financial statements of the Upright Growth Fund, Upright Growth and Income Fund and the Upright Assets Allocation Plus Fund (the Funds) as of and for the year ended September 30, 2022, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Fund’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. The management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail,  accurately and fairly reflect the transactions  and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and directors of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Fund’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund’s internal control over financial reporting was for limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal

 J   L   CPA & ASSOCIATES LLC    Edison Office: 1981 Lincoln Hwy, Edison, NJ  08817

                    Princeton Office: 225 Washington Rd, Princeton, NJ 08540

                   TEL: 732-398-8666  FAX: 732-902-6666

control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Fund’s internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of September 30, 2022, except as follows:

On November 24, 2021, the Fund received a cease and desist order and was sanctioned by the Securities and Exchange Commission for various compliance issues. The following was noted by the Securities and Exchange Commission:

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The Fund Manager failed to operate the Upright Growth Fund as a diversified fund and excessively concentrated its portfolio in one industry;

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The Fund Manager conducted an improper proxy vote;

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The Fund Manager miscalculated the Upright Growth Fund’s net asset value;

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The Fund Manager maintained no written policies and procedures, and failed to adopt and implement written policies and procedures reasonably designed to prevent violations of the Advisers Act and the rules;

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The Fund Manager willfully violated Sections 17(a)(2) and 17(a)(3) of the Securities Act, which prohibit any person in the offer or sale of securities from obtaining money or property by means of any untrue statement of material fact or any omission to state a material fact necessary in order to make statements not misleading, and from engaging in any transaction, practice, or course of business which operates or would operate as a fraud or deceit on the purchaser in the offer or sale of securities, respectively;

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The Fund Manager willfully violated and caused Upright Trust’s violation of Investment Company Act Section 20(a) and Rule 20a-1(a) thereunder;

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The Fund Manager willfully violated Section 34(b) of the Investment Company Act which makes it unlawful for any person to make any untrue or misleading statement of material fact in any registration statement, application, report, account, record, or other document filed with the Commission under the Investment Company Act, or to omit from any such document any fact necessary in order to prevent the statements made therein from being materially misleading;

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The Fund Manager willfully violated Section 206(2) of the Advisers Act, which makes it unlawful for any investment adviser, directly or indirectly, to “engage in any transaction, practice or course of business which operates as a fraud or deceit upon any client or prospective client.”;

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The Fund Manager willfully violated Section 206(4) of the Advisers Act and Rule 206(4)-8 thereunder, which makes it unlawful for any investment adviser to a pooled investment vehicle to make any untrue statement of a material fact or to omit to state a material fact necessary to make the statements made, in the light of the circumstances under which they were made, not misleading, to any investor or prospective investor in the pooled investment vehicle.

 J   L   CPA & ASSOCIATES LLC    Edison Office: 1981 Lincoln Hwy, Edison, NJ  08817

                    Princeton Office: 225 Washington Rd, Princeton, NJ 08540

                   TEL: 732-398-8666  FAX: 732-902-6666

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The Fund Manager caused the violation of Section 206(4) of the Advisers Act and Rule 206(4)-7 thereunder, which require a registered investment adviser to adopt and implement written compliance policies and procedures reasonably designed to prevent violations of the Advisers Act and the rules thereunder;

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The Fund Manager caused the Upright Growth Funds violation of Investment Company Act Sections 13(a)(1), which requires that no RIC shall, unless authorized by the vote of a majority of its outstanding voting securities, change its sub-classification from a diversified to a non-diversified company;

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The Fund Manager caused the Upright Growth Funds violation of Investment Company Act Section 13(a)(3), which requires that no RIC shall, unless authorized by the vote of a majority of its outstanding voting securities, deviate from its policy in respect of concentration of investments in any particular industry or group of industries as recited in its registration statement;

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The Fund Manager caused the Upright Growth Funds violation of Investment Company Act Rule 22c-1, which prohibits registered investment companies, among others, from the sale, redemption, or repurchase of the investment company’s redeemable securities except at a price based on the current net asset value of such security;

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The Fund Manager caused the Upright Trust’s violation of Rule 38a-1, which requires a RIC to adopt and implement written policies and procedures designed to prevent violations of the federal securities laws.

The Fund has remediated and is in the process of remediating these deficiencies.

This report is intended solely for the information and use of management and the Board of Trustees of the Upright Growth Fund, Upright Growth and Income Fund and the Upright Assets Allocation Plus Fund and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ JL CPA & ASSOCIATES LLC

Edison, NJ

December 27, 2022

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